WARRANTS AND COMPENSATION OPTIONS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
WARRANTS AND COMPENSATION OPTIONS

12. WARRANTS AND COMPENSATION OPTIONS

The following table reflects the continuity of warrants and compensation options:

	Historical Average Exercise	Number of Warrants/ Compensation	Historical
	Price	options	Fair value

Balance, January 1, 2022	$7.10	3,021,353	$5,328,455
Fair value of warrant issued on private placement	1.17	563,318	656,734
Historical fair value assigned to warrants exercised	3.90	(72,500)	(79,547)

Balance, December 31, 2022	6.15	3,512,171	5,905,642
Historical fair value assigned to warrants exercised	3.27	(2,364,066)	(4,418,783)
Fair value of expired warrants	4.50	(584,787)	(816,744)
Fair value of warrant issued on public offering	-	1,786,000	-

Balance, December 31, 2023	1.77	2,349,318	670,115
Historical fair value assigned to warrants exercised	0.74	(1,680,395)	(1,260,170)
Fair value of expired warrants	1.17	(14,250)	(16,616)
Fair value of warrants issued on private placements	1.00	11,804,753	11,764,359
Other warrants issued on private placements (1)	-	8,111,112	-
Other warrants exercised (1)	-	(1,598,200)	-

Balance, December 31, 2024	$1.05	18,972,338	$11,157,688

(1)	The fair value of these warrants is included in derivative warrant liability. (Note 10)